SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule Of Relevant Exchange Rates Of Us Dollar And Israeli Cpi

	Exchange rate of one US dollar		Israeli CPI(*)
	NIS	Brazilian Real
At December 31,
2023	3.627	4.8413	126.83 points
2022	3.519	5.2177	123.19 points
2021	3.110	5.5805	117.03 points

Increase (decrease) during the year:
2023	3.07%	(7.21%)	2.95%
2022	13.15%	(6.50%)	5.26%
2021	(3.27%	7.39%	2.80%

(*)	Based on the Index for the month ending on each balance sheet date, on the basis of 2008 average.

Schedule Of Depreciation Rates
%
Operating equipment (mainly 20%-33%)	6.5-33
Office furniture, equipment and computers	7-33
Buildings	2.5
Vehicles	15
Leasehold improvements	Duration of the lease which is less or equal to useful life.

Schedule Of Intangible Assets Useful Lives
Years
Technology services	5
Other	5